Pay vs Performance Disclosure		12 Months Ended
	Mar. 23, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE (PVP)
Pay Versus Performance Table
The following table shows Compensation Actually Paid (CAP) over the past three years for 1) the Principal Executive Officer (PEO), i.e., the CEO, and 2) an average of the rest of the Non-PEO Named Executive Officers (NEOs) in addition to financial metrics for the sake of comparing executive pay to company performance.

Year	Summary Compens- ation Table Total to PEO(1)	Compens- ation Actually Paid to PEO(1), (2)	Average Summary Compens- ation Table Total for Non-PEO NEOs[3]	Average Compens- ation Actually Paid to Non-PEO NEOs(2), (3)	Value of Initial Fixed $100 Investment Based on:		Net Income	CSM: Earnings Per Share	Supple-mental: 3-Year Relative EPS (Percentile Ranking)
					Company TSR	Peer Group TSR(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2022	$3,429,234	$2,771,047	$1,620,647	$1,371,602	$128	$116	$520,273	$7.68	61%
2021	$4,770,327	$4,179,842	$1,789,011	$1,975,787	$128	$125	$618,121	$8.95	67%
2020	$5,540,358	$6,060,978	$1,839,044	$1,817,996	$81	$91	$435,030	$6.19	93%

(1)Steven G. Bradshaw served as Chief Executive Officer in both 2020 and 2021 before retiring as CEO on December 31, 2021. Stacy C. Kymes assumed the role of Chief Executive Officer effective January 1, 2022.
(2)To calculate Compensation Actually Paid to the Principal Executive Officer (PEO) and the non-PEO Named Executive Officers (NEOs), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Principal Executive Officer (PEO) Summary Compensation Table to Compensation Actually Paid Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii)
2022	$3,429,234	$(2,059,272)	$1,401,085	$2,771,047
2021	$4,770,327	$(2,226,025)	$1,635,540	$4,179,842
2020	$5,540,358	$(2,232,508)	$2,753,128	$6,060,978

Average Non-Principal Executive Officer (PEO) Named Executive Officer (NEO) Summary Compensation Table to Compensation Actually Paid Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii), (iii)
2022	$1,620,647	$(593,661)	$344,616	$1,371,602
2021	$1,789,011	$(586,251)	$773,027	$1,975,787
2020	$1,839,044	$(586,550)	$565,502	$1,817,996

(i)    Represents the grant date fair value of equity-based awards granted each year and the change in actuarial present value of the individuals' accumulated benefit under all defined benefit pension plans.

(ii)    Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown, including the fair value of equity awards granted in the covered year at the end of the covered year; year-over-year changes in the fair value of equity awards granted in prior years that are still outstanding and unvested as of the covered year-end, including:
•2018, 2019, 2020, 2021, and 2022 RSA/RSU awards;
•2018, 2019, 2020, 2021, and 2022 PSA/PSU awards;
•January 2013 Option Grants;

and year-over-year changes in fair value of equity awards granted in prior years that vested in the covered year, including:
•2017, 2018, and 2019 RSA/RSU awards;
•2017, 2018, and 2019 PSA/PSU awards;
•January 2013 Option Grants.

Service based awards are valued based on the stock price as of the end of each fiscal year or on vest date, as appropriate. Performance based awards are valued based on the stock price at the end of each fiscal year or on vest date, as appropriate, and are subject to a performance factor applied based upon the likelihood of the award to payout at vesting. This performance factor is based the the Company's Long Term Incentive performance factors described in more detail on page 40. Stock options are valued using Black-Scholes valuation at each relevant year end and vest date.

(iii)    No pension values are included in the additions to the Summary Compensation Table total to arrive at Compensation Actually Paid as there have been no service costs associated with the pension plan since it was frozen in 2005 as described under Pension Benefits on page 49.

(3)The non-principal executive officer (PEO) named executive officers (NEOs) reflected in columns (d) and (e) represent the following individuals for 2020 and 2021: Messrs. Steven E. Nell; Stacy C. Kymes; Scott B. Grauer; and Norman P. Bagwell. Following Mr. Kymes' move to Chief Executive Officer effective January 1, 2022, the non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for 2022: Steven E. Nell; Scott B. Grauer; Marc C. Maun; and Norman P. Bagwell.

(4)The Total Shareholder Return Peer group is the KBW Regional Banking Index, which is the same peer group used in the Shareholder Return Performance Graph on page 19 of the Company's Annual Report on Form 10-K for the year ending December 31, 2022.

Tabular Disclosure of Most Important Measures to Determine FY2022 Compensation Actually Paid
The items listed below represent the most important financial metrics the Company used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled "Annual Incentive Bonus" (page 38) and "Long-Term Incentive Compensation" (page 40). Although absolute earnings per share is not used for the purposes of calculating executive incentive, it is a one-year measure which directly impacts two- and three-year relative earnings per share peer group percentile rank, which each drive meaningful portions of executive pay.

Most Important Performance Measures
Earnings Per Share
3-Year Relative Earnings Per Share (EPS) Peer Group Percentile Rank
2-Year Relative Earnings Per Share (EPS) Peer Group Percentile Rank
Business Performance

Company Selected Measure Name		Earnings Per Share
Named Executive Officers, Footnote [Text Block]		Steven G. Bradshaw served as Chief Executive Officer in both 2020 and 2021 before retiring as CEO on December 31, 2021. Stacy C. Kymes assumed the role of Chief Executive Officer effective January 1, 2022.
Peer Group Issuers, Footnote [Text Block]		The Total Shareholder Return Peer group is the KBW Regional Banking Index, which is the same peer group used in the Shareholder Return Performance Graph on page 19 of the Company's Annual Report on Form 10-K for the year ending December 31, 2022.
PEO Total Compensation Amount		$ 3,429,234	$ 4,770,327	$ 5,540,358
PEO Actually Paid Compensation Amount		$ 2,771,047	4,179,842	6,060,978
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid to the Principal Executive Officer (PEO) and the non-PEO Named Executive Officers (NEOs), the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:
Principal Executive Officer (PEO) Summary Compensation Table to Compensation Actually Paid Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii)
2022	$3,429,234	$(2,059,272)	$1,401,085	$2,771,047
2021	$4,770,327	$(2,226,025)	$1,635,540	$4,179,842
2020	$5,540,358	$(2,232,508)	$2,753,128	$6,060,978

Non-PEO NEO Average Total Compensation Amount		$ 1,620,647	1,789,011	1,839,044
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,371,602	1,975,787	1,817,996
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-Principal Executive Officer (PEO) Named Executive Officer (NEO) Summary Compensation Table to Compensation Actually Paid Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	Compensation Actually Paid
		(i)	(ii), (iii)
2022	$1,620,647	$(593,661)	$344,616	$1,371,602
2021	$1,789,011	$(586,251)	$773,027	$1,975,787
2020	$1,839,044	$(586,550)	$565,502	$1,817,996

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid versus Total Shareholder Return Below is a graph depicting the relationship between Compensation Actually Paid (CAP) and Total Shareholder Return (TSR).
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid versus Net Income Below is a graph depicting the relationship between Compensation Actually Paid (CAP) and Company Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid versus Company Selected Measure Below is a graph depicting the relationship between Compensation Actually Paid (CAP) and Earnings Per Share (EPS).
Total Shareholder Return Vs Peer Group [Text Block]		Total Shareholder Return: Company versus Peer Group As shown in the graph below, the Company's three-year cumulative Total Shareholder Return (TSR) has outperformed those in our industry index.
Tabular List [Table Text Block]
Tabular Disclosure of Most Important Measures to Determine FY2022 Compensation Actually Paid
The items listed below represent the most important financial metrics the Company used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled "Annual Incentive Bonus" (page 38) and "Long-Term Incentive Compensation" (page 40). Although absolute earnings per share is not used for the purposes of calculating executive incentive, it is a one-year measure which directly impacts two- and three-year relative earnings per share peer group percentile rank, which each drive meaningful portions of executive pay.

Most Important Performance Measures
Earnings Per Share
3-Year Relative Earnings Per Share (EPS) Peer Group Percentile Rank
2-Year Relative Earnings Per Share (EPS) Peer Group Percentile Rank
Business Performance

Total Shareholder Return Amount		$ 128	128	81
Peer Group Total Shareholder Return Amount		116	125	91
Net Income (Loss)		$ 520,273	$ 618,121	$ 435,030
Company Selected Measure Amount		7.68	8.95	6.19
PEO Name		Stacy C. Kymes	Steven G. Bradshaw	Steven G. Bradshaw
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Supplemental: Compensation Actually Paid versus 3-Year EPS Peer Group Percentile Rank
Below is a graph depicting the relationship between Compensation Actually Paid (CAP) and the Company's percentile rank versus peers on three-year EPS growth. This performance factor is based the the Company's Long Term Incentive performance factors described in more detail on page 40.

Other Performance Measure Amount		0.61	0.67	0.93
Measure Name	3-Year Relative Earnings Per Share (EPS) Peer Group Percentile Rank
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	2-Year Relative Earnings Per Share (EPS) Peer Group Percentile Rank
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Business Performance
PEO [Member] | PEO Adj 1 Member Deduct Equity Awards Actuarial Present Value SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,059,272)	$ (2,226,025)	$ (2,232,508)
PEO [Member] | PEO Adj 2 Member Add Value of Equity Awards SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,401,085	1,635,540	2,753,128
Non-PEO NEO [Member] | Non PEO Adj 1 Member Deduct Equity Awards Actuarial Present Value SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(593,661)	(586,251)	(586,550)
Non-PEO NEO [Member] | Non PEO Adj 2 Member Add Value of Equity Awards SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 344,616	$ 773,027	$ 565,502